Note 11 - Short Term Borrowings and Notes Payable: Schedule of Short-term Debt (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Notes Payable	$ 204,234	$ 323,343
Notes Payable current portion	132,005	49,397	$ 353,747	$ 526,257
Notes payable long term	$ 72,229	$ 273,646	$ 327,701	$ 145,316
Note 3
Debt Instrument, Interest Rate, Stated Percentage	3.65%	3.65%
Notes Payable to Bank	$ 0	$ 92,605
Note 4
Debt Instrument, Interest Rate, Stated Percentage	6.24%	6.24%
Notes Payable to Bank	$ 0	$ 75,775
Note 6
Debt Instrument, Interest Rate, Stated Percentage	3.28%	3.28%
Notes Payable to Bank	$ 29,460	$ 85,245
Note 7
Debt Instrument, Interest Rate, Stated Percentage	3.83%	3.83%
Notes Payable to Bank	$ 8,110	$ 35,718
Note 9
Notes Payable to Bank	132,005	$ 0
Line of Credit Facility, Current Borrowing Capacity	$ 25,000
Note 8
Debt Instrument, Interest Rate, Stated Percentage	7.25%	7.25%
Notes Payable to Bank	$ 34,659	$ 34,000
Note 1
Notes Payable to Bank		$ 45,505
Note5Member
Debt Instrument, Interest Rate, Stated Percentage		3.64%
Notes Payable to Bank		$ 46,800
All Notes
Notes Payable		$ 323,043